ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

September 30, 2025

	First			Percent
	Acquisition		Fair	of Net
Description	Date	Cost	Value	Assets
Investments in Investment Funds

Commodity Trading Advisors - Managed Futures
Squarepoint Core US Feeder LP	7/1/2020	$18,500,000	$28,075,272	10.10%
Total Commodity Trading Advisors - Managed Futures		18,500,000	28,075,272	10.10

Distressed
Cerberus Partners, LP	11/1/2009	1,191,862	4,393,586	1.58
Cerberus SPV, LLC	11/1/2009	736,311	3,733,666	1.34
Total Distressed		1,928,173	8,127,252	2.92

Equity Long/Short - High Hedge
Alyeska Fund LP	6/1/2022	14,250,000	22,098,570	7.95
Calibrate Fund Limited	5/1/2024	10,400,000	12,680,368	4.56
Holocene Advisors Fund LP	4/1/2017	9,212,119	21,587,929	7.76
Night Squared Onshore LP	8/1/2025	8,500,000	8,608,502	3.10
North Reef Capital LP	11/1/2022	8,204,328	10,197,465	3.67
Total Equity Long/Short - High Hedge		50,566,447	75,172,834	27.04

Equity Long/Short - Opportunistic
Axon Partners, LP	10/1/2007	4,310,455	1,381,260	0.50
Viking Global Equities LP	7/1/2023	13,425,000	16,595,365	5.97
Total Equity Long/Short - Opportunistic		17,735,455	17,976,625	6.47

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2025

	First			Percent
	Acquisition		Fair	of Net
Description	Date	Cost	Value	Assets
Investments in Investment Funds (continued)

Event Driven Credit
FourSixThree Domestic Fund, LLC	8/1/2023	$10,000,000	$12,952,346	4.66%
Olympus Peak Onshore LP	8/1/2020	373,291	434,230	0.16
Total Event Driven Credit		10,373,291	13,386,576	4.82

Fixed Income Arbitrage
Elan Feeder Fund Ltd.	12/1/2023	6,433,749	7,394,791	2.66
LMR Alpha Rates Trading Fund Ltd.	8/1/2022	7,909,870	10,275,911	3.70
Total Fixed Income Arbitrage		14,343,619	17,670,702	6.36

Macro
Broad Reach (US) Fund LP	2/1/2020	6,536,665	14,126,125	5.08
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	4,174,287	28,051,100	10.09
Total Macro		10,710,952	42,177,225	15.17

Multi-Strategy
Eisler Capital Multi Strategy Fund LP	2/1/2024	10,237,500	10,332,151	3.72
Magnetar Capital Fund LP	1/1/2008	51,323	133,842	0.05
QVT SLV Onshore Ltd.	3/1/2012	113,939	203,396	0.07
Total Multi-Strategy		10,402,762	10,669,389	3.84

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2025

	First			Percent
	Acquisition		Fair	of Net
Description	Date	Cost	Value	Assets
Investments in Investment Funds (continued)

Other Directional
BCIM Credit Opportunities, LP	10/1/2014	$169,335	$772,097	0.28%
Burford Alternative Income Fund LP	12/19/2018	155,835	2,708,835	0.98
Burford Alternative Income Fund II LP	7/1/2022	392,692	1,066,459	0.38
Total Other Directional		717,862	4,547,391	1.64

Statistical Arbitrage
Aquatic Argo Fund LP	11/1/2023	8,500,000	7,966,033	2.87
D.E. Shaw Valence Fund, L.L.C.	1/1/2015	8,162,177	41,017,015	14.75
Squarepoint Focus US Feeder LP	9/1/2019	12,190,000	24,644,262	8.86
Torus Feeder 2 LP	5/1/2022	13,907,740	24,718,418	8.89
Two Sigma Spectrum U.S. Fund, LP	5/1/2011	4,462,538	12,935,466	4.65
Total Statistical Arbitrage		47,222,455	111,281,194	40.02

Total Investments in Investment Funds		$182,501,016	$329,084,460	118.38%

Short-Term Investments
State Street Institutional U.S. Government Money Market Fund
- Premier Class 3.23%		$2,703,794	$2,703,794	0.97%
Total Short-Term Investments		$2,703,794	$2,703,794	0.97%

Total Investments in Investment Funds and Short-Term Investments		$185,204,810	331,788,254	119.35%

Liabilities in excess of Other Assets			(53,782,745)	(19.35)
Total Net Assets			$278,005,509	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2025

Percent of
Net
Strategy Allocation	Assets
Statistical Arbitrage	40.02%
Equity Long/Short - High Hedge	27.04
Macro	15.17
Commodity Trading Advisors - Managed Futures	10.10
Equity Long/Short - Opportunistic	6.47
Fixed Income Arbitrage	6.36
Event Driven Credit	4.82
Multi-Strategy	3.84
Distressed	2.92
Other Directional	1.64
Short-Term Investments	0.97
Total Investments in Investment Funds and Short-Term Investments	119.35%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Trustees (the “Board”) of Alternative Investment Partners Absolute Return Fund (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net asset value of each such Investment Fund (“NAV”), as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners, pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund may receive distributions in-kind from Investment Funds, which could include publicly traded common stocks. Common stock, preferred stock, and equity or debt securities (“Direct Investments”) listed or traded on a securities exchange are valued at the last known price on that exchange on or prior to the valuation date. When quoted prices are not available, fair value is determined based on other valuation approaches as determined by the Adviser in conjunction with the Valuation Committee.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board, and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an investment using valuation techniques such as a market approach or income approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available.

Notes to Schedule of Investments (continued)

Short-Term Investments

Short-term investments are invested in a money market fund. Investments in money market funds are valued at fair value using the net asset value as the price.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

The inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments) or short-term investments that are valued at amortized cost
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The following is a summary of the inputs used for investment tranches as of September 30, 2025 in valuing the Fund’s investments carried at fair value:

				Investments measured
Investments in Investment Funds	Level 1	Level 2	Level 3	at NAV	Total
Commodity Trading Advisors
- Managed Futures	$-	$-	$-	$28,075,272	$28,075,272
Distressed	-	-	-	8,127,252	8,127,252
Equity Long/Short - High Hedge	-	-	-	75,172,834	75,172,834
Equity Long/Short - Opportunistic	-	-	-	17,976,625	17,976,625
Event Driven Credit	-	-	-	13,386,576	13,386,576
Fixed Income Arbitrage	-	-	-	17,670,702	17,670,702
Macro	-	-	-	42,177,225	42,177,225
Multi-Strategy	-	-	203,396	10,465,993	10,669,389
Other Directional	-	-	-	4,547,391	4,547,391
Statistical Arbitrage	-	-	-	111,281,194	111,281,194
Total Investments in Investment Funds	$-	$-	$203,396	$328,881,064	$329,084,460

Short-Term Investments	$2,703,794	$-	$-	$-	$2,703,794

Fair Value of Financial Instruments (continued)

The following is a reconciliation of Level 3 investment tranches for the period ended September 30, 2025:

	Balance,	Transfers	Transfers		Sales/	Net realized	Net change in unrealized	Balance,
Investment Funds	January 1, 2025	into Level 3	out of Level 3	Purchases	Distributions	gain (loss)	appreciation/depreciation	September 30, 2025
Multi-Strategy	$200,652	$-	$-	$-	$-	$-	$2,744	$203,396
Private Placement	2,699,178	-	-	-	(2,764,589)	2,501,912	(2,436,501)	-
Total Investment Funds	$2,899,830	$-	$-	$-	$(2,764,589)	$2,501,912	$(2,433,757)	$203,396

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of September 30, 2025.

	Fair Value at
	9/30/2025	Valuation technique(s)	Unobservable input	Range (weighted avearge)
Investment Funds
Multi-Strategy	$203,396	Market approach	Discount for lack of marketability	10%
Total Investment Funds	$203,396